Commitments and Contingencies - Contractual revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Next 12 months	$ 1,131,701
December 31, 2014	1,453,513
December 31, 2015	1,141,448
December 31, 2016	502,528
December 31, 2017	$ 20,371